Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 7 - Equity

Preferred Stock

The Company has 15,000,000 preferred shares authorized and 53 Series A and 2,727,270 Series B preferred shares issued and outstanding as of June 30, 2017. A total of 927,270 Series B preferred shares is issuable.

On August 12, 2016, the Company entered into a Securities Purchase Agreement with four accredited investors pursuant to which it sold 3,636,360 shares of the Company’s Series B Convertible Preferred Stock. Each share of the preferred stock is convertible into one share of company’s common stock. The conversion price of the preferred stock is equal to the $0.055.

In addition to the preferred stock, the Securities Purchase Agreement included warrants to purchase (i) 3,636,360 shares of the Company’s common stock at an exercise price of $0.07 per share. The aggregate purchase price of the preferred stock and warrants was $200,000, of which $150,000 was paid in cash and $50,000 was paid in services.

In connection with the sale of the Preferred Stock, on October 20, 2016, the Company filed with the Secretary of the State of Nevada, an amended Certificate of Designations of the Rights, Preferences, Privileges and Restrictions, which have not been set forth in the Certificate of Designation of the Series B Convertible Preferred Stock nor the first Amendment to Certificate of Designation filed on August 12, 2016.

The preferred stock has the same rights as if each share of Series B Convertible Preferred Stock were converted into one share of common stock. For so long as the Series B Convertible Preferred Stock is issued and outstanding, the holders of such Series B Convertible Preferred Stock vote together as a single class with the holders of the common stock and the holders of any other class or series of shares entitled to vote with the common stock, with the holders of Series B Stock being entitled to 66 2/3% of the total votes on all such matters.

In the event of the death of a holder of the Class B Preferred Stock, or a liquidation, winding up or bankruptcy of a holder which is an entity, all voting rights of the Class B Preferred Stock shall cease.

The holder of any shares of Class B Preferred Stock have the right to convert their shares into common stock at any time, in a conversion ratio of one share of common stock for each share of Class B Preferred. If the Corporation’s common stock trades or is quoted at a price per share in excess of $2.25 for any twenty consecutive day trading period, the Class B Preferred Stock will automatically be convertible into the common stock of the Corporation in a conversion ratio of one share of Common Stock for each share of Class B Preferred.

The holders of Class B Preferred Stock are not entitled to receive any distributions in the event of any liquidation, dissolution or winding up of the Corporation.

The warrants cannot be exercised on a cashless basis.

On October 31 and November 1, 2016, three of the accredited investors provided $51,000 to the company and are due to receive an additional 927,270 Series B Preferred shares.

Preferred stock issuable on the consolidated balance sheet represents preferred stock to be issued for either cash received or services performed. On May 8, 2017, Inverom Corporation converted its 909,090 Series B preferred shares into 909,090 shares of common stock. The represented all of the shares of Series B stock held by Inverom Corporation.

As of June 30, 2017 and 2016, the number of shares of preferred stock to be issued was 927,270 and 0 shares, respectively.

Spirit Bear, a related party, holds 50 shares of our Series A preferred stock and KHIC, Inc., a related party, holds the remaining 3 shares of our Series A preferred stock. Each share of Series A Preferred Stock ("Preferred Stock") is convertible into 50,000 shares of common stock. Each share of Preferred Stock has voting rights as if they were converted into 50,000 shares of common stock. The holders of each share of Preferred Stock then outstanding shall be entitled to be paid out of the Available Funds and Assets (as defined in the "Certificate of Designation"), and prior and in preference to any payment or distribution (or any setting apart of any payment or distribution) of any Available Funds and Assets on any shares of common stock, an amount per preferred share equal to the Preferred Stock Liquidation Price ($2,500 per share).

Common Stock

On August 19, 2015, the stockholders voted to increase the number of authorized shares of common stock from 100,000,000 shares to 140,000,000 shares. On February 10, 2017, the board of directors and the holders of Series B Preferred shares voted to amend the Articles of Incorporation and thereby, approved to increase the number of authorized shares to 350,000,000. Amending the Articles of Incorporation requires an affirmative vote from the holders holding at least a majority of the voting rights of the outstanding common stock. As per an amended and restated Certificate of Designation filed with the state of Nevada on October 31, 2016, the holders of Series B Preferred shares are entitled to sixty-six and two-thirds percent (66 2/3%) of the total votes on all such matters that shareholders are allowed to vote on.

Common stock issuable on the condensed consolidated balance sheet represents common stock to be issued for either cash received or services performed. As of June 30, 2017 and December 31, 2016, the number of shares of common stock to be issued was 2,411,364 and 821,364 shares, respectively.

Common stock warrants issued with the sale of our common stock

When we sell shares of our common stock the buyer also typically receives fully-vested common stock warrants with a maximum contractual term of 3-5 years. A summary of common stock warrants issued with the sale of our common stock as of June 30, 2017, and changes during the period then ended is presented below:

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2016	34,045,467	$0.30
Granted	5,500,000	0.07
Forfeited or cancelled	(3,729,164)	0.57
Outstanding, June 30, 2017	35,816,303	0.23	2.2	$222,496
Exercisable, June 30, 2017	35,816,303	0.23	2.2	$222,496

Included in the warrants granted and cancelled above are 3,729,164 warrants for which the life was extended by one year, for which we recorded expense of $660,000.

Preferred Stock

The Company has 15,000,000 preferred shares authorized and 116 Series A and 3,636,360 Series B preferred shares issued and outstanding as of December 31, 2016. A total of 927,270 Series B preferred shares is issuable.

On August 12, 2016, the Company entered into a Securities Purchase Agreement with four accredited investors pursuant to which it sold 3,636,360 shares of the Company’s Series B Convertible Preferred Stock. Each share of the preferred stock is convertible into one share of company’s common stock. The conversion price of the preferred stock is equal to the $0.055.

In addition to the preferred stock, the Securities Purchase Agreement included warrants to purchase (i) 3,636,360 shares of the Company’s common stock at an exercise price of $0.07 per share. The aggregate purchase price of the preferred stock and warrants was $200,000, of which $150,000 was paid in cash and $50,000 was paid in services.

In connection with the sale of the Preferred Stock, on October 20, 2016, the Company filed with the Secretary of the State of Nevada, an amended Certificate of Designations of the Rights, Preferences, Privileges and Restrictions, which have not been set forth in the Certificate of Designation of the Series B Convertible Preferred Stock nor the first Amendment to Certificate of Designation filed on August 12, 2016.

The preferred stock has the same rights as if each share of Series B Convertible Preferred Stock were converted into one share of common stock. For so long as the Series B Convertible Preferred Stock is issued and outstanding, the holders of such Series B Convertible Preferred Stock vote together as a single class with the holders of the common stock and the holders of any other class or series of shares entitled to vote with the common stock, with the holders of Series B Stock being entitled to 66 2/3% of the total votes on all such matters.

In the event of the death of a holder of the Class B Preferred Stock, or a liquidation, winding up or bankruptcy of a holder which is an entity, all voting rights of the Class B Preferred Stock shall cease.

The holder of any shares of Class B Preferred Stock have the right to convert their shares into common stock at any time, in a conversion ratio of one share of common stock for each share of Class B Preferred. If the Corporation’s common stock trades or is quoted at a price per share in excess of $2.25 for any twenty consecutive day trading period, the Class B Preferred Stock will automatically be convertible into the common stock of the Corporation in a conversion ratio of one share of Common Stock for each share of Class B Preferred.

The holders of Class B Preferred Stock are not entitled to receive any distributions in the event of any liquidation, dissolution or winding up of the Corporation.

The warrants cannot be exercised on a cashless basis.

On October 31 and November 1, 2016, three of the accredited investors provided $51,000 to the company and are due to receive an additional 927,270 Series B Preferred shares.

Preferred stock issuable on the consolidated balance sheet represents preferred stock to be issued for either cash received or services performed. As of December 31, 2016 and 2015, the number of shares of preferred stock to be issued was 927,270 and 0 shares, respectively.

Spirit Bear, a related party, holds 113 shares of our Series A preferred stock and KHIC, Inc., a related party, holds the remaining 3 shares of our Series A preferred stock. Each share of Series A Preferred Stock ("Preferred Stock") is convertible into 50,000 shares of common stock. Each share of Preferred Stock has voting rights as if they were converted into 50,000 shares of common stock. The holders of each share of Preferred Stock then outstanding shall be entitled to be paid out of the Available Funds and Assets (as defined in the "Certificate of Designation"), and prior and in preference to any payment or distribution (or any setting apart of any payment or distribution) of any Available Funds and Assets on any shares of common stock, an amount per preferred share equal to the Preferred Stock Liquidation Price ($2,500 per share).

Common stock

On August 19, 2015, the stockholders voted to increase the number of authorized shares of common stock from 100,000,000 shares to 140,000,000 shares.

Common stock issuable on the consolidated balance sheet represents common stock to be issued for either cash received or services performed. As of December 31, 2016 and 2015, the number of shares of common stock to be issued was 821,364 and 701,018 shares, respectively.

Common stock warrants issued with the sale of our common stock

When we sell shares of our common stock the buyer also typically receives fully-vested common stock warrants with a maximum contractual term of 3-5 years. A summary of common stock warrants issued with the sale of our common stock as of December 31, 2016, and changes during the year then ended is presented below:

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2014	19,114,765	$0.56
Granted	10,466,539	0.35
Exercised	(1,084,597)	0.35
Outstanding, December 31, 2015	20,726,707	0.49
Granted	14,392,309	0.12
Exercised	--	--
Forfeited or expired	(1,073,549)	0.60
Outstanding, December 31, 2016	34,045,467	0.30	2.3	$345,591
Exercisable, December 31, 2016	34,045,467	0.30	2.3	$345,591